Note 3 - Vessels, Net - Summary of Vessels (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Net Book Value	$ 128,492,819
Depreciation for the period	(5,325,634)	$ (3,412,475)
Net Book Value	160,220,613
Vessels [Member]
Costs	175,645,852
Accumulated Depreciation	(47,153,033)
Net Book Value	128,492,819
Depreciation for the period	(5,325,634)
Capitalized expenses	83,935
Costs	212,699,280
Accumulated Depreciation	(52,478,667)
Net Book Value	160,220,613
M/V Molyvos Luck [Member]
Vessel acquisition	21,214,125
M/V Santa Cruz [Member]
Vessel acquisition	$ 15,755,368